Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables, Net [Abstract]
Schedule of Trade and Other Receivables, Net
	As of December 31
	2024	2023
Trade receivables, net of discounts [1]	$88,416	$133,116
Other receivables	6,167	8,648
Impairment of trade and other receivables [2]	(16,265)	(16,910)
Trade receivables, net of discounts and impairment	$78,318	$124,854

[1]	Discount and return provision amounts to $38,735 (2023: $30,867)

[2]	Total impairment balance is comprised of $16,183 (2023: $14,509) for trade receivables and $82 (2023: $2,401) for other receivables.

Schedule of Allowance for Doubtful Trade and Other Receivables

The movements in the allowance for doubtful trade and other receivables are as follows:

	2024	2023
Balance as of January 1	$(16,910)	$(12,065)
Impairment	(2,619)	(3,840)
Write-offs	2,665	122
Effect of foreign currency exchange differences	599	(1,127)
Balance as of December 31	$(16,265)	$(16,910)